Dividends	12 Months Ended
Dec. 31, 2018
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Dividends

NOTE 43. DIVIDENDS

The Ordinary and Extraordinary Shareholders’ Meeting held on April 24, 2018 approved the financial statements as of December 31, 2017 and the treatment of income for the fiscal year then ended.

The dividends approved by such Shareholders’ Meeting amounted to $1,200,000 (which is equal to $1,616,849 as of December 31, 2018) and represented $0.84 (figure stated in Pesos) per share. The dividends mentioned above were paid to the Group’s shareholders on May 9, 2018.

The Ordinary and Extraordinary Shareholders’ Meeting held on April 25, 2017 approved the financial statements as of December 31, 2016 and the treatment of income for the fiscal year then ended.

The dividends approved by such Shareholders’ Meeting amounted to $240,000 (which is equal to $405,825 as of December 31, 2017) and represented $0.18 (figure stated in Pesos) per share. The dividends mentioned above were paid to the Group’s shareholders on May 9, 2017.